Summary of Issued and Outstanding Stock Options (Detail) - $ / shares	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Number Outstanding	1,295,094	443,672	402,561	449,087	502,253
Weighted-Average Exercise Price, Outstanding	$ 4.41	$ 9.64	$ 10.82	$ 10.85	$ 10.95
Number Exercisable	367,005	363,672
Weighted-Average Exercise Price, Exercisable	$ 10.72	$ 10.77
Exercise Price Range 4.05
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Exercise Price	$ 4.05	$ 4.05
Number Outstanding	40,000	40,000
Weighted-Average Exercise Price, Outstanding	$ 4.05	$ 4.05
Exercise Price Range 4.90
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Exercise Price	$ 4.90	$ 4.90
Number Outstanding	40,000	40,000
Weighted-Average Exercise Price, Outstanding	$ 4.90	$ 4.90
Number Exercisable	3,333
Weighted-Average Exercise Price, Exercisable	$ 4.90
Exercise Price Range 5.04
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Exercise Price	$ 5.04	$ 5.04
Number Outstanding	46,041	46,041
Weighted-Average Exercise Price, Outstanding	$ 5.04	$ 5.04
Number Exercisable	46,041	46,041
Weighted-Average Exercise Price, Exercisable	$ 5.04	$ 5.04
Exercise Price Range 9.50
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Exercise Price	$ 9.50	$ 9.50
Number Outstanding	75,000	75,000
Weighted-Average Exercise Price, Outstanding	$ 9.50	$ 9.50
Number Exercisable	75,000	75,000
Weighted-Average Exercise Price, Exercisable	$ 9.50	$ 9.50
Exercise Price Range 9.99
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Exercise Price	$ 9.99	$ 9.99
Number Outstanding	129,583	129,583
Weighted-Average Exercise Price, Outstanding	$ 9.99	$ 9.99
Number Exercisable	129,583	129,583
Weighted-Average Exercise Price, Exercisable	$ 9.99	$ 9.99
Exercise Price Range 10.42
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Exercise Price	$ 10.42	$ 10.42
Number Outstanding	29,548	29,548
Weighted-Average Exercise Price, Outstanding	$ 10.42	$ 10.42
Number Exercisable	29,548	29,548
Weighted-Average Exercise Price, Exercisable	$ 10.42	$ 10.42
Exercise Price Range 11.87
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Exercise Price	$ 11.87	$ 11.89
Number Outstanding	3,500	3,500
Weighted-Average Exercise Price, Outstanding	$ 11.87	$ 11.89
Number Exercisable	3,500	3,500
Weighted-Average Exercise Price, Exercisable	$ 11.87	$ 11.89
Exercise Price Range 13.19
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Exercise Price	$ 13.19	$ 13.19
Number Outstanding	50,000	50,000
Weighted-Average Exercise Price, Outstanding	$ 13.19	$ 13.19
Number Exercisable	50,000	50,000
Weighted-Average Exercise Price, Exercisable	$ 13.19	$ 13.19
Exercise Price Range 22.34
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Exercise Price	$ 22.34	$ 22.34
Number Outstanding	30,000	30,000
Weighted-Average Exercise Price, Outstanding	$ 22.34	$ 22.34
Number Exercisable	30,000	30,000
Weighted-Average Exercise Price, Exercisable	$ 22.34	$ 22.34
Exercise Price Range 1.69
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Exercise Price	$ 1.69
Number Outstanding	851,422
Weighted-Average Exercise Price, Outstanding	$ 1.69